INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

A summary of inventories is as follows:

As of:	March 31, 2023	December 31, 2022
Raw materials	$240,000	$176,440
Work in process	-	-
Finished goods	782,284	836,359
Inventory	$1,022,284	$1,012,799

As of March 31, 2023, inventory included raw materials, which were functional mushrooms produced from the Company’s farm operations, located in Olympia, Washington, to be used in the production of its cognitive performance products. In addition, as of March 31, 2023, inventory included finished goods inventory, which were the Company’s three direct-to-consumer products: SunbeamTM, Golden HourTM, and MoonlightTM as well as packaging materials. Inventory is recognized at the lower of cost or net realizable value. Net realizable value is determined based on the estimated selling price less reasonably predictable cost of completion, disposal, and transportation.

4.	INVENTORIES

A summary of inventories is as follows:

As of:	December 31, 2022	December 31, 2021
Raw materials	$176,440	$97,636
Work in process	-	-
Finished goods	836,359	-
Inventory	$1,012,799	$97,636

As of December 31, 2022 and 2021, inventory consisted of raw materials, which were functional mushrooms produced from the Company’s farm operations, located in Olympia, Washington, to be used in the production of its cognitive performance products. In addition, as of December 31, 2022, inventory consisted of finished goods inventory, which were the Company’s three direct-to-consumer products: SunbeamTM, Golden HourTM, and MoonlightTM as well as packaging materials. Inventory is recognized at the lower of cost or net realizable value. Net realizable value is determined based on the estimated selling price less reasonably predictable cost of completion, disposal, and transportation.